First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Biotechnology – 1.4%
658	Exact Sciences Corp. (a)	$25,919
	Health Care Equipment & Supplies – 75.4%
366	Abbott Laboratories	39,766
142	ABIOMED, Inc. (a)	35,146
560	Alcon, Inc.	39,115
107	Align Technology, Inc. (a)	25,324
579	Baxter International, Inc.	37,189
165	Becton Dickinson and Co.	40,677
413	BioMerieux	40,337
1,004	Boston Scientific Corp. (a)	37,419
287	Carl Zeiss Meditec AG	34,257
269	Cochlear Ltd.	36,894
283	Coloplast A.S., Class B	32,233
109	Cooper (The) Cos., Inc.	34,130
1,002	Demant A.S. (a)	37,595
939	DENTSPLY SIRONA, Inc.	33,550
352	DexCom, Inc. (a)	26,235
365	Edwards Lifesciences Corp. (a)	34,708
2,724	Fisher & Paykel Healthcare Corp., Ltd.	33,991
594	Globus Medical, Inc., Class A (a)	33,347
568	Hologic, Inc. (a)	39,362
394	Hoya Corp.	33,642
169	Insulet Corp. (a)	36,832
155	Intuitive Surgical, Inc. (a)	31,110
1,478	Koninklijke Philips N.V.	31,837
306	Masimo Corp. (a)	39,985
402	Medtronic PLC	36,080
525	Novocure Ltd. (a)	36,488
2,340	Olympus Corp.	47,023
179	ResMed, Inc.	37,524
732	Siemens Healthineers AG (b) (c)	37,197
2,815	Smith & Nephew PLC	39,321
111	Sonova Holding AG	35,347
182	STERIS PLC	37,519
310	Straumann Holding AG	37,230
167	Stryker Corp.	33,221
578	Sysmex Corp.	34,787
132	Teleflex, Inc.	32,452
1,430	Terumo Corp.	43,086
347	Zimmer Biomet Holdings, Inc.	36,456
		1,368,412
	Health Care Providers & Services – 1.7%
977	Amplifon S.p.A.	29,947
	Life Sciences Tools & Services – 21.1%
332	Agilent Technologies, Inc.	39,432
76	Bio-Rad Laboratories, Inc., Class A (a)	37,620
151	Danaher Corp.	38,281
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
33	Mettler-Toledo International, Inc. (a)	$37,909
262	PerkinElmer, Inc.	37,262
105	Sartorius Stedim Biotech	32,933
74	Thermo Fisher Scientific, Inc.	40,203
144	Waters Corp. (a)	47,661
107	West Pharmaceutical Services, Inc.	32,354
2,952	WuXi AppTec Co., Ltd., Class H (b) (c)	39,313
		382,968
	Total Investments – 99.6%	1,807,246
	(Cost $2,688,259)
	Net Other Assets and Liabilities – 0.4%	8,004
	Net Assets – 100.0%	$1,815,250

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows:
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,807,246	$ 1,807,246	$ —	$ —

*	See Portfolio of Investments for industry breakout.